UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:         March 31, 2008
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA             May 9, 2008
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE


                                             Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           50
                                            ----------------

Form 13F Information Table Value Total:         145,947
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. March 31, 2008


                           Title of                   Value                 Investment   Other       Voting      Voting    Voting
Name of Issuer              Class       CUSIP       ($1,000)    Shares      Discretion  Managers      Sole       Shared     None
--------------             -------      -----       --------    ------      ----------  --------     ------      ------    ------
Acme Communications	   Common	004631107      1,555	  769,796   Sole	None	       769,796
AMR Corporation 	   Common	001765106        525	   58,180   Sole	None	        58,180
Armstrong World 	   Common	04247X102      3,371	   94,519   Sole	None	        94,519
Avanex	                   Common	05348W109      2,563	3,610,000   Sole	None	     3,610,000
Bookham                    Common	09856E105      2,685	1,960,200   Sole	None	     1,960,200
Brocade Communication	   Common	111621306      4,357	  596,860   Sole	None	       596,860
Cal Dive International 	   Common	12802T101      1,790	  172,434   Sole	None	       172,434
Calpine                    Common	131347304      1,454 	   78,942   Sole	None	        78,942
Conexant Systems 	   Common	207142100      3,139	5,413,639   Sole	None	     5,413,639
Continental Airlines 	   Class B	210795308      1,001	   52,075   Sole	None	        52,075
Covad Communications 	   Common	222814204        685	  700,100   Sole	None	       700,100
DDI                        Common	233162502      1,322	  284,986   Sole	None	       284,986
Delta Air Lines	           Common	247361702      2,851	  331,527   Sole	None	       331,527
Electroglas 	           Common	285324109      1,421	  980,139   Sole	None	       980,139
Exide	                   Common	302051206      7,191	  548,919   Sole	None	       548,919
Finisar                    Common	31787A101      4,769	3,726,000   Sole	None	     3,726,000
Fremont General 	   Common	357288109	 240	  500,000   Sole	None	       500,000
Global Industries	   Common	379336100      1,596	   99,175   Sole	None	        99,175
Goodyear Tire & Rubber	   Common	382550101      3,735	  144,780   Sole	None	       144,780
Grey Wolf	           Common	397888108      2,437	  359,415   Sole	None	       359,415
Harmonic 	           Common	413160102      3,393	  446,400   Sole	None	       446,400
Hayes Lemmerz	           Common	420781304      6,182	2,215,823   Sole	None	     2,215,823
iBasis	                   Common	450732201      1,369	  333,974   Sole	None	       333,974
International Coal Group   Common	45928H106      4,856	  764,707   Sole	None	       764,707
JDS Uniphase 	           Common	46612J507      4,018	  300,049   Sole	None	       300,049
Key Energy 	           Common	492914106      5,106	  380,450   Sole	None	       380,450
Kulicke and Soffa 	   Common	501242101      2,163	  452,600   Sole	None	       452,600
Luminent Mortgage 	   Common	550278303      1,004	1,646,623   Sole	None	     1,646,623
MAIR Holding	           Common	560635104      1,384	  364,147   Sole	None	       364,147
Mindspeed Technologies 	   Common	602682106      1,428	2,974,800   Sole	None	     2,974,800
Newpark Resources	   Common	651718504      2,561	  502,155   Sole	None	       502,155
Nortel Networks	           Common	656568508      3,000	  448,428   Sole	None	       448,428
Northwest Airlines 	   Common	667280408      3,594	  399,833   Sole	None	       399,833
Owens Corning 	           Common	690742101      2,220	  122,472   Sole	None	       122,472
Parker Drilling	           Common	701081101      1,584	  245,275   Sole	None	       245,275
Portland General 	   Common	736508847      3,451	  153,056   Sole	None	       153,056
Revlon 	                   Class A	761525500      1,414	1,442,632   Sole	None	     1,442,632
Six Flags	           Common	83001P109         70	   42,750   Sole	None	        42,750
Solutia                    Common	834376501     19,906 	1,421,881   Sole	None	     1,421,881
Sun-Times Media Group 	   Common	86688Q100      1,057	1,468,000   Sole	None	     1,468,000
Tellabs                    Common	879664100      4,004	  734,660   Sole	None	       734,660
Terrestar	           Common	881451108      1,376	  281,882   Sole	None	       281,882
Time Warner 	           Class A	88732J108      3,522	  141,009   Sole	None	       141,009
UAL                        Common	902549807         23	    1,085   Sole	None	         1,085
USG                        Common	903293405      3,507	   95,242   Sole	None	        95,242
U.S. Airways Group 	   Common	90341W108        229	   25,722   Sole	None	        25,722
Visteon                    Common	92839U107      5,277	1,403,450   Sole	None	     1,403,450
Vonage                     Common	92886T201      4,476	2,419,630   Sole	None	     2,419,630
Zhone Technologies 	   Common	98950P108      3,572	3,644,744   Sole	None	     3,644,744
Zilog Inc.	           Common	989524301      1,510	  431,333   Sole	None	       431,333
                                                     -------
			                             145,947


